Cash and Balances with Central Banks - Summary of Cash and Balances with Central Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous assets [abstract]
Amounts held at central banks	€ 19,687	€ 16,408
Cash and bank balances	2,302	1,736
Cash and balances with central banks	€ 21,989	€ 18,144	€ 21,458